Distribution Date:	11/18/21	WFRBS Commercial Mortgage Trust 2014-C22
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-16		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	17-20	Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	21		Brian Hanson		bhanson@cwcapital.com
Historical Detail	22		900 19th Street, NW,8th Floor | Washington, DC 20006
Delinquency Loan Detail	23	Trust Administrator	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Collateral Stratification and Historical Detail	24
			PO Box 4839, | Greenwich, CT 06831
Specially Serviced Loan Detail - Part 1	25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	26		Bank, N.A.
Modified Loan Detail	27		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	28		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	29	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	30		General Contact	(302) 636-4140
Supplemental Notes	31		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92890KAW5	1.479000%	57,333,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890KAX3	2.976000%	75,863,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890KAY1	3.528000%	59,936,000.00	881,339.86	881,339.86	2,591.14	41,746.76	0.00	925,677.76	0.00	0.00%	30.00%
A-4	92890KAZ8	3.488000%	360,000,000.00	360,000,000.00	2,132,307.47	1,046,400.00	99,762.53	0.00	3,278,470.00	357,867,692.53	34.92%	30.00%
A-5	92890KBA2	3.752000%	386,043,000.00	386,043,000.00	0.00	1,207,027.78	0.00	0.00	1,207,027.78	386,043,000.00	34.92%	30.00%
A-SB	92890KBB0	3.464000%	102,144,000.00	58,686,283.55	1,626,366.28	169,407.74	75,524.33	0.00	1,871,298.35	57,059,917.27	34.92%	30.00%
A-S	92890KBC8	4.069000%	104,132,000.00	104,132,000.00	0.00	353,094.26	0.00	0.00	353,094.26	104,132,000.00	26.46%	23.00%
B	92890KBF1	4.371000%	68,802,000.00	68,802,000.00	0.00	250,611.29	0.00	0.00	250,611.29	68,802,000.00	20.87%	18.38%
C	92890KBG9	3.905557%	52,066,000.00	52,066,000.00	0.00	169,455.62	0.00	0.00	169,455.62	52,066,000.00	16.64%	14.88%
D	92890KAJ4	4.046557%	111,570,000.00	111,570,000.00	0.00	376,228.65	0.00	0.00	376,228.65	111,570,000.00	7.57%	7.38%
E	92890KAL9	3.455000%	31,611,000.00	31,611,000.00	0.00	91,013.34	0.00	0.00	91,013.34	31,611,000.00	5.00%	5.25%
F	92890KAN5	3.455000%	14,876,000.00	14,876,000.00	0.00	42,830.48	0.00	0.00	42,830.48	14,876,000.00	3.79%	4.25%
G	92890KAQ8	3.455000%	63,223,793.00	46,704,735.89	0.00	46,709.58	0.00	0.00	46,709.58	46,704,735.89	0.00%	0.00%
R	92890KAS4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92890KAU9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,487,599,795.00	1,235,372,359.30	4,640,013.61	3,755,369.88	217,033.62	0.00	8,612,417.11	1,230,732,345.69

Notional Certificates
X-A	92890KBD6	0.939537%	1,145,451,000.00	909,742,623.41	0.00	712,280.70	29,854.02	0.00	742,134.72	905,102,609.80
X-B	92890KBE4	0.493548%	232,438,000.00	232,438,000.00	0.00	95,599.50	0.00	0.00	95,599.50	232,438,000.00
X-C	92890KAA3	1.149557%	31,611,000.00	31,611,000.00	0.00	30,282.21	0.00	0.00	30,282.21	31,611,000.00
X-D	92890KAC9	1.149557%	14,876,000.00	14,876,000.00	0.00	14,250.68	0.00	0.00	14,250.68	14,876,000.00
X-E	92890KAE5	1.149557%	63,223,793.00	46,704,735.89	0.00	44,741.47	0.00	0.00	44,741.47	46,704,735.89
X-Y	92890KAG0	0.206667%	29,558,534.00	16,359,614.74	0.00	2,817.49	0.00	0.00	2,817.49	16,349,398.89
Notional SubTotal			1,517,158,327.00	1,251,731,974.04	0.00	899,972.05	29,854.02	0.00	929,826.07	1,247,081,744.58

Deal Distribution Total					4,640,013.61	4,655,341.93	246,887.64	0.00	9,542,243.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890KAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890KAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890KAY1	14.70468266	14.70468266	0.04323178	0.00000000	0.00000000	0.69652229	0.00000000	15.44443673	0.00000000
A-4	92890KAZ8	1,000.00000000	5.92307631	2.90666667	0.00000000	0.00000000	0.27711814	0.00000000	9.10686111	994.07692369
A-5	92890KBA2	1,000.00000000	0.00000000	3.12666667	0.00000000	0.00000000	0.00000000	0.00000000	3.12666667	1,000.00000000
A-SB	92890KBB0	574.54459929	15.92228893	1.65851876	0.00000000	0.00000000	0.73939076	0.00000000	18.32019845	558.62231037
A-S	92890KBC8	1,000.00000000	0.00000000	3.39083337	0.00000000	0.00000000	0.00000000	0.00000000	3.39083337	1,000.00000000
B	92890KBF1	1,000.00000000	0.00000000	3.64250007	0.00000000	0.00000000	0.00000000	0.00000000	3.64250007	1,000.00000000
C	92890KBG9	1,000.00000000	0.00000000	3.25463105	0.00000000	0.00000000	0.00000000	0.00000000	3.25463105	1,000.00000000
D	92890KAJ4	1,000.00000000	0.00000000	3.37213095	0.00000000	0.00000000	0.00000000	0.00000000	3.37213095	1,000.00000000
E	92890KAL9	1,000.00000000	0.00000000	2.87916675	0.00000000	0.00000000	0.00000000	0.00000000	2.87916675	1,000.00000000
F	92890KAN5	1,000.00000000	0.00000000	2.87916644	0.00000000	0.00000000	0.00000000	0.00000000	2.87916644	1,000.00000000
G	92890KAQ8	738.72087823	0.00000000	0.73879750	1.38810305	87.02948303	0.00000000	0.00000000	0.73879750	738.72087823
R	92890KAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92890KAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890KBD6	794.22220890	0.00000000	0.62183428	0.00000000	0.00000000	0.02606311	0.00000000	0.64789740	790.17139083
X-B	92890KBE4	1,000.00000000	0.00000000	0.41129032	0.00000000	0.00000000	0.00000000	0.00000000	0.41129032	1,000.00000000
X-C	92890KAA3	1,000.00000000	0.00000000	0.95796432	0.00000000	0.00000000	0.00000000	0.00000000	0.95796432	1,000.00000000
X-D	92890KAC9	1,000.00000000	0.00000000	0.95796451	0.00000000	0.00000000	0.00000000	0.00000000	0.95796451	1,000.00000000
X-E	92890KAE5	738.72087823	0.00000000	0.70766823	0.00000000	0.00000000	0.00000000	0.00000000	0.70766823	738.72087823
X-Y	92890KAG0	553.46502435	0.00000000	0.09531900	0.00000000	0.00000000	0.00000000	0.00000000	0.09531900	553.11941012

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	10/01/21 - 10/30/21	30	0.00	2,591.14	0.00	2,591.14	0.00	0.00	0.00	2,591.14	0.00
A-4	10/01/21 - 10/30/21	30	0.00	1,046,400.00	0.00	1,046,400.00	0.00	0.00	0.00	1,046,400.00	0.00
A-5	10/01/21 - 10/30/21	30	0.00	1,207,027.78	0.00	1,207,027.78	0.00	0.00	0.00	1,207,027.78	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	169,407.74	0.00	169,407.74	0.00	0.00	0.00	169,407.74	0.00
X-A	10/01/21 - 10/30/21	30	0.00	712,280.69	0.00	712,280.69	0.00	0.00	0.00	712,280.70	0.00
X-B	10/01/21 - 10/30/21	30	0.00	95,599.50	0.00	95,599.50	0.00	0.00	0.00	95,599.50	0.00
X-C	10/01/21 - 10/30/21	30	0.00	30,282.21	0.00	30,282.21	0.00	0.00	0.00	30,282.21	0.00
X-D	10/01/21 - 10/30/21	30	0.00	14,250.68	0.00	14,250.68	0.00	0.00	0.00	14,250.68	0.00
X-E	10/01/21 - 10/30/21	30	0.00	44,741.47	0.00	44,741.47	0.00	0.00	0.00	44,741.47	0.00
X-Y	10/01/21 - 10/30/21	30	0.00	2,817.49	0.00	2,817.49	0.00	0.00	0.00	2,817.49	0.00
A-S	10/01/21 - 10/30/21	30	0.00	353,094.26	0.00	353,094.26	0.00	0.00	0.00	353,094.26	0.00
B	10/01/21 - 10/30/21	30	0.00	250,611.29	0.00	250,611.29	0.00	0.00	0.00	250,611.29	0.00
C	10/01/21 - 10/30/21	30	0.00	169,455.62	0.00	169,455.62	0.00	0.00	0.00	169,455.62	0.00
D	10/01/21 - 10/30/21	30	0.00	376,228.65	0.00	376,228.65	0.00	0.00	0.00	376,228.65	0.00
E	10/01/21 - 10/30/21	30	0.00	91,013.34	0.00	91,013.34	0.00	0.00	0.00	91,013.34	0.00
F	10/01/21 - 10/30/21	30	0.00	42,830.48	0.00	42,830.48	0.00	0.00	0.00	42,830.48	0.00
G	10/01/21 - 10/30/21	30	5,414,572.88	134,470.72	0.00	134,470.72	87,761.14	0.00	0.00	46,709.58	5,502,334.02
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,414,572.88	4,743,103.06	0.00	4,743,103.06	87,761.14	0.00	0.00	4,655,341.93	5,502,334.02

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

	Additional Information
Total Available Distribution Amount (1)	9,542,243.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,780,447.11	Master Servicing Fee	31,406.14
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,087.76
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	531.90
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	2,108.27
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,780,447.11	Total Fees	37,344.07

Principal		Expenses/Reimbursements
Scheduled Principal	1,636,950.26	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	76,701.05
Principal Prepayments	3,003,063.43	Special Servicing Fees (Monthly)	10,645.99
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	414.10
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	4,640,013.69	Total Expenses/Reimbursements	87,761.14

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	246,887.64	Interest Distribution	4,655,341.93
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	4,640,013.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	246,887.64
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	246,887.64	Total Payments to Certificateholders and Others	9,542,243.18
Total Funds Collected	9,667,348.44	Total Funds Distributed	9,667,348.39

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,235,372,359.30	1,235,372,359.30	Beginning Certificate Balance	1,235,372,359.30
(-) Scheduled Principal Collections	1,636,950.26	1,636,950.26	(-) Principal Distributions	4,640,013.61
(-) Unscheduled Principal Collections	3,003,063.43	3,003,063.43	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.08)	(0.08)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,230,732,345.69	1,230,732,345.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,239,708,186.70	1,239,708,186.70	Ending Certificate Balance	1,230,732,345.69
Ending Actual Collateral Balance	1,235,239,669.86	1,235,239,669.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.60%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	13	81,015,497.20	6.58%	32	4.6569	NAP	Defeased	13	81,015,497.20	6.58%	32	4.6569	NAP
1,000,000 or less	1	778,847.95	0.06%	32	4.3500	1.840000	1.20 or less	20	305,940,427.90	24.86%	30	4.6086	0.646102
1,000,001 to 2,000,000	17	26,295,324.64	2.14%	33	4.5939	2.000095	1.21 to 1.30	5	145,514,669.40	11.82%	33	4.6527	1.283324
2,000,001 to 3,000,000	14	32,447,009.81	2.64%	33	4.7137	2.492888	1.31 to 1.40	4	12,667,684.38	1.03%	33	4.0525	1.355383
3,000,001 to 4,000,000	10	34,979,824.26	2.84%	33	4.5679	1.748073	1.41 to 1.50	6	25,533,683.90	2.07%	33	4.7833	1.459632
4,000,001 to 5,000,000	7	30,390,754.02	2.47%	33	4.6834	1.758514	1.51 to 1.60	2	9,532,645.95	0.77%	33	4.9337	1.557209
5,000,001 to 6,000,000	11	59,411,058.06	4.83%	33	4.7403	1.599805	1.61 to 1.70	4	69,076,963.84	5.61%	33	4.4802	1.684176
6,000,001 to 7,000,000	4	26,348,502.42	2.14%	33	4.7056	0.832548	1.71 to 1.80	10	167,928,420.55	13.64%	34	4.4782	1.762280
7,000,001 to 8,000,000	7	52,775,915.65	4.29%	33	4.5910	2.055341	1.81 to 1.90	7	21,198,393.84	1.72%	33	4.6046	1.832733
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	25,098,446.91	2.04%	34	4.4500	1.960200
9,000,001 to 10,000,000	2	19,510,742.82	1.59%	33	4.4227	2.267824	2.01 to 2.25	11	232,425,155.41	18.89%	34	4.2178	2.084952
10,000,001 to 15,000,000	6	73,596,192.08	5.98%	33	4.5244	1.937060	2.26 to 2.75	12	49,563,426.33	4.03%	33	4.5164	2.535158
15,000,001 to 20,000,000	2	31,583,442.59	2.57%	34	4.4221	1.207103	2.76 to 3.00	6	20,558,342.03	1.67%	33	4.5811	2.883626
20,000,001 to 30,000,000	8	196,649,924.48	15.98%	29	4.5519	1.502147	3.01 to 3.50	3	37,230,388.91	3.03%	34	4.3127	3.395457
30,000,001 to 50,000,000	5	199,066,413.66	16.17%	33	4.4112	1.658065	3.51 or greater	6	27,448,199.14	2.23%	32	4.2870	4.089651
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	110	1,230,732,345.69	100.00%	33	4.4950	1.627437
70,000,001 to 100,000,000	1	96,490,781.95	7.84%	33	4.5850	0.755500
100,000,001 or greater	2	269,392,114.10	21.89%	34	4.2805	1.722266
Totals	110	1,230,732,345.69	100.00%	33	4.4950	1.627437
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	13	81,015,497.20	6.58%	32	4.6569	NAP	North Dakota	1	22,412,436.60	1.82%	(2)	5.0100	0.497300
Alabama	1	677,620.76	0.06%	34	4.2200	3.439300	Ohio	7	20,332,453.35	1.65%	33	4.6373	1.796720
Arizona	2	6,282,745.76	0.51%	33	4.5318	2.478564	Oklahoma	1	15,069,129.88	1.22%	33	5.0600	1.291600
Arkansas	2	4,432,957.43	0.36%	33	4.6564	2.652956	Oregon	1	2,018,415.89	0.16%	33	4.6700	2.510300
California	19	294,122,695.82	23.90%	34	4.2363	2.145632	Pennsylvania	6	16,727,710.18	1.36%	34	4.5177	2.666715
Colorado	1	47,612,500.00	3.87%	33	4.2300	1.801400	South Carolina	3	13,876,449.99	1.13%	33	4.7574	1.233565
Connecticut	5	100,156,466.84	8.14%	33	4.5892	0.793963	Tennessee	3	10,303,955.16	0.84%	33	4.9883	1.623791
Delaware	2	8,673,648.33	0.70%	34	4.4632	1.683637	Texas	15	101,467,757.38	8.24%	34	4.4749	1.773330
Florida	8	94,301,748.54	7.66%	33	4.6441	0.581613	Utah	2	11,522,670.90	0.94%	34	4.5630	1.750461
Georgia	7	40,944,340.95	3.33%	34	4.6565	1.748988	Washington	2	7,826,786.54	0.64%	33	4.5900	1.402539
Illinois	2	6,165,560.82	0.50%	33	4.6880	1.206507	West Virginia	3	3,527,315.63	0.29%	34	4.5700	1.490800
Indiana	1	4,234,370.24	0.34%	32	5.1600	1.639000	Wisconsin	1	11,954,306.60	0.97%	33	4.4600	0.279900
Kansas	1	474,514.92	0.04%	34	4.2200	3.439300	Totals	151	1,230,732,345.69	100.00%	33	4.4950	1.627437
Kentucky	2	13,256,792.60	1.08%	33	4.8706	1.313142
									Property Type³
Maryland	3	6,967,347.65	0.57%	34	4.7930	0.979700
Massachusetts	2	26,016,430.70	2.11%	33	4.5371	2.239097		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	8	28,726,571.35	2.33%	33	4.5532	3.098410		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	1	11,387,506.81	0.93%	34	4.3740	1.686800	Defeased	13	81,015,497.20	6.58%	32	4.6569	NAP
Missouri	2	6,876,372.13	0.56%	32	4.9293	0.728705	Industrial	13	93,979,846.98	7.64%	34	4.5383	1.856037
Nebraska	1	492,815.10	0.04%	34	4.2200	3.439300	Lodging	14	142,948,152.49	11.61%	33	4.7172	0.696579
Nevada	3	18,264,028.96	1.48%	34	5.0634	1.723479	Mixed Use	4	161,306,743.71	13.11%	33	4.5480	1.315347
New Hampshire	1	1,257,039.28	0.10%	34	4.2200	3.439300	Mobile Home Park	8	22,829,834.90	1.85%	33	4.4920	2.993308
New Jersey	1	5,233,955.34	0.43%	33	4.6000	1.572000	Multi-Family	25	140,494,067.37	11.42%	28	4.3971	1.443621
New York	17	182,604,958.57	14.84%	33	4.4201	1.429816	Office	11	348,808,795.89	28.34%	33	4.3150	1.692402
North Carolina	1	3,514,471.44	0.29%	34	4.8300	1.772700	Retail	32	154,539,784.81	12.56%	33	4.6684	1.687362
							Self Storage	31	84,809,622.29	6.89%	33	4.4043	2.992466
							Totals	151	1,230,732,345.69	100.00%	33	4.4950	1.627437

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	81,015,497.20	6.58%	32	4.6569	NAP	Defeased	13	81,015,497.20	6.58%	32	4.6569	NAP
	4.000% or less	7	29,790,701.11	2.42%	33	3.8968	1.222011	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	10	260,627,332.52	21.18%	34	4.1177	2.300250	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	17	210,326,592.75	17.09%	33	4.3992	1.918422	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	35	494,688,700.08	40.19%	33	4.5905	1.288259	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	16	73,819,286.96	6.00%	33	4.8372	1.141848	49 months or greater	97	1,149,716,848.49	93.42%	33	4.4836	1.619716
	5.001% to 5.250%	9	68,451,101.40	5.56%	22	5.0941	1.196914	Totals	110	1,230,732,345.69	100.00%	33	4.4950	1.627437
	5.251% to 5.500%	3	12,013,133.67	0.98%	33	5.3020	1.606559
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	110	1,230,732,345.69	100.00%	33	4.4950	1.627437
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	81,015,497.20	6.58%	32	4.6569	NAP	Defeased	13	81,015,497.20	6.58%	32	4.6569	NAP
	60 months or less	97	1,149,716,848.49	93.42%	33	4.4836	1.619716	Interest Only	8	241,612,500.00	19.63%	34	4.1424	2.091622
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	11	75,237,162.94	6.11%	23	4.9999	1.083797
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	75	691,423,488.64	56.18%	33	4.5500	1.585042
	Totals	110	1,230,732,345.69	100.00%	33	4.4950	1.627437	301 months to 360 months	1	119,392,114.10	9.70%	33	4.5700	1.283500
								361 months to 420 months	2	22,051,582.81	1.79%	34	3.9103	1.185243
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	110	1,230,732,345.69	100.00%	33	4.4950	1.627437
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	13	81,015,497.20	6.58%	32	4.6569	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	85	1,080,121,377.64	87.76%	33	4.4890	1.567472
	13 months to 24 months	9	57,179,827.89	4.65%	34	4.2990	2.459325
	25 months or greater	3	12,415,642.96	1.01%	34	4.8659	2.298061
	Totals	110	1,230,732,345.69	100.00%	33	4.4950	1.627437
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310924435	OF	Los Angeles	CA	Actual/360	4.050%	523,125.00	0.00	0.00	N/A	09/01/24	--	150,000,000.00	150,000,000.00	11/01/21
2	310924864	MU	New York	NY	Actual/360	4.570%	470,339.58	126,661.78	0.00	N/A	08/11/24	--	119,518,775.80	119,392,114.10	11/11/21
3	440000408	OF	Stamford	CT	Actual/360	4.585%	381,478.70	130,269.61	0.00	N/A	08/06/24	--	96,621,051.56	96,490,781.95	11/06/21
4	870924049	LO	Miami	FL	Actual/360	4.620%	190,971.07	91,641.10	0.00	N/A	07/11/24	--	48,002,781.69	47,911,140.59	11/11/21
5	780924917	OF	Denver	CO	Actual/360	4.230%	173,428.53	0.00	0.00	N/A	08/11/24	--	47,612,500.00	47,612,500.00	11/11/21
6	440000415	IN	Various	Various	Actual/360	4.563%	169,363.47	58,073.83	0.00	09/06/24	09/06/44	--	43,103,255.83	43,045,182.00	11/06/21
7	310923196	SS	Various	Various	Actual/360	4.220%	110,369.91	61,194.91	0.00	09/11/24	09/11/44	--	30,372,395.99	30,311,201.08	11/11/21
8	440000409	MU	Hermosa Beach	CA	Actual/360	4.341%	113,009.32	45,499.28	0.00	N/A	09/06/24	--	30,231,889.27	30,186,389.99	11/06/21
9	302480009	MF	Various	TX	Actual/360	4.358%	111,695.62	44,879.87	0.00	N/A	08/11/24	--	29,763,892.47	29,719,012.60	11/11/21
11	302480011	MF	Dickinson	ND	Actual/360	5.010%	97,010.51	74,063.00	0.00	N/A	09/01/21	--	22,486,499.60	22,412,436.60	06/01/17
12	310924344	RT	Chico	CA	Actual/360	4.410%	95,912.48	43,388.11	0.00	N/A	07/11/24	--	25,256,742.41	25,213,354.30	11/11/21
13	310925007	LO	Aventura	FL	Actual/360	4.640%	95,423.01	45,182.26	0.00	N/A	08/11/24	--	23,882,288.59	23,837,106.33	10/11/21
14	440000423	IN	Houston	TX	Actual/360	4.450%	96,308.66	34,658.22	0.00	09/01/24	09/01/44	--	25,133,105.13	25,098,446.91	11/01/21
15	302480015	OF	Boston	MA	Actual/360	4.550%	97,951.39	0.00	0.00	N/A	08/01/24	--	25,000,000.00	25,000,000.00	11/01/21
16	440000417	IN	Various	Various	Actual/360	4.563%	93,390.80	32,023.20	0.00	09/06/24	09/06/44	--	23,768,097.39	23,736,074.19	11/06/21
17	300571159	MF	San Antonio	TX	Actual/360	4.520%	84,316.98	29,446.88	0.00	N/A	09/06/24	--	21,662,940.43	21,633,493.55	11/06/21
19	300571148	OF	Oklahoma City	OK	Actual/360	5.060%	65,837.00	40,725.11	0.00	N/A	08/06/24	--	15,109,854.99	15,069,129.88	11/06/21
20	470091730	MF	Rego Park	NY	Actual/360	3.840%	54,669.42	18,778.31	0.00	N/A	09/01/24	--	16,533,091.02	16,514,312.71	11/01/21
21	416000152	MF	Keene	NH	Actual/360	4.750%	59,531.05	24,975.82	0.00	N/A	09/01/24	--	14,554,279.53	14,529,303.71	11/01/21
23	302480023	RT	Las Vegas	NV	Actual/360	5.250%	60,244.18	22,586.38	0.00	N/A	09/01/24	--	13,325,901.42	13,303,315.04	11/01/21
25	302480025	RT	Carson	CA	Actual/360	4.400%	51,060.65	21,549.68	0.00	N/A	09/05/24	--	13,476,418.65	13,454,868.97	11/05/21
26	310921529	LO	Middleton	WI	Actual/360	4.460%	46,000.82	23,341.99	0.00	N/A	08/11/24	--	11,977,648.59	11,954,306.60	11/11/21
27	302480027	RT	Bloomington	MN	Actual/360	4.374%	42,975.50	22,423.14	0.00	N/A	09/01/24	--	11,409,929.95	11,387,506.81	11/01/21
28	310923602	LO	Anaheim	CA	Actual/360	4.440%	45,355.03	20,051.41	0.00	N/A	06/01/24	--	11,862,692.05	11,842,640.64	11/01/21
29	310923071	SS	Newport Beach	CA	Actual/360	4.380%	46,879.88	17,565.97	0.00	N/A	07/11/24	--	12,429,485.63	12,411,919.66	11/11/21
30	310924771	MH	Plymouth Township	MI	Actual/360	4.190%	40,059.62	18,552.42	0.00	N/A	07/11/24	--	11,102,827.42	11,084,275.00	11/11/21
32	310923603	LO	Weston	FL	Actual/360	4.600%	38,081.70	18,309.18	0.00	N/A	05/01/24	--	9,613,893.64	9,595,584.46	11/01/21
35	310923078	SS	Newport Beach	CA	Actual/360	4.380%	36,704.40	13,753.20	0.00	N/A	07/11/24	--	9,731,612.89	9,717,859.69	11/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	440000411	RT	Stuart	FL	Actual/360	4.465%	37,700.85	12,633.78	0.00	N/A	09/01/24	--	9,805,516.91	9,792,883.13	11/01/21
38	440000398	LO	Decatur	GA	Actual/360	4.834%	30,769.45	20,488.18	0.00	N/A	08/01/24	--	7,391,861.62	7,371,373.44	11/01/21
40	440000413	SS	Fort Worth	TX	Actual/360	4.487%	30,031.29	14,994.98	0.00	N/A	09/01/24	--	7,772,465.37	7,757,470.39	11/01/21
41	302480041	RT	Various	Various	Actual/360	4.793%	32,952.97	12,656.11	0.00	N/A	09/01/24	--	7,984,135.25	7,971,479.14	11/01/21
42	302480042	OF	Lakewood	CO	Actual/360	4.360%	32,288.22	0.00	0.00	N/A	08/01/24	--	8,600,000.00	8,600,000.00	11/01/21
43	416000149	LO	Lexington	KY	Actual/360	4.840%	31,138.30	13,664.00	0.00	N/A	08/01/24	--	7,471,200.41	7,457,536.41	11/01/21
44	302480044	MF	Nashville	TN	Actual/360	4.530%	28,876.69	14,343.21	0.00	N/A	07/01/24	--	7,402,698.65	7,388,355.44	11/01/21
45	302480045	MF	Newark	DE	Actual/360	4.420%	29,237.36	12,172.94	0.00	N/A	09/01/24	--	7,681,689.78	7,669,516.84	11/01/21
46	310923810	SS	Fullerton	CA	Actual/360	4.540%	27,602.20	11,850.32	0.00	N/A	07/11/24	--	7,060,389.75	7,048,539.43	11/11/21
47	440000400	OF	Garden Grove	CA	Actual/360	4.220%	27,254.17	0.00	0.00	N/A	08/01/24	--	7,500,000.00	7,500,000.00	11/01/21
48	300571154	MU	Miami Beach	FL	Actual/360	4.900%	27,899.15	11,905.35	0.00	N/A	09/06/24	--	6,612,044.21	6,600,138.86	11/06/21
49	310922367	LO	Greenville	SC	Actual/360	4.720%	26,716.75	12,271.29	0.00	N/A	08/01/24	--	6,573,284.50	6,561,013.21	11/01/21
50	300571152	RT	Kent	WA	Actual/360	4.650%	27,006.89	9,603.32	0.00	N/A	08/06/24	--	6,744,696.45	6,735,093.13	10/06/21
51	440000406	MF	Toledo	OH	Actual/360	4.828%	27,199.49	9,645.65	0.00	N/A	08/01/24	--	6,542,357.77	6,532,712.12	11/01/21
52	302480052	LO	Germantown	TN	Actual/360	5.290%	26,741.06	15,371.63	0.00	N/A	08/01/24	--	5,870,345.90	5,854,974.27	11/01/21
53	416000151	LO	Georgetown	KY	Actual/360	4.910%	24,587.09	15,968.00	0.00	N/A	08/01/24	--	5,815,224.19	5,799,256.19	11/01/21
54	300571138	RT	Powell	OH	Actual/360	4.550%	25,319.88	10,101.53	0.00	N/A	07/06/24	--	6,462,358.75	6,452,257.22	11/06/21
55	302480055	LO	Dallas	TX	Actual/360	5.050%	25,080.39	15,457.58	0.00	N/A	09/01/24	--	5,767,447.93	5,751,990.35	06/01/20
56	302480056	LO	Lock Haven	PA	Actual/360	4.610%	20,462.90	14,180.95	0.00	N/A	09/01/24	--	5,154,743.67	5,140,562.72	03/01/20
57	302480057	RT	Tupelo	MS	Actual/360	4.570%	22,491.41	9,436.90	0.00	N/A	09/01/24	--	5,715,330.79	5,705,893.89	11/01/21
58	300571145	RT	Orangeburg	SC	Actual/360	4.760%	22,293.60	10,085.92	0.00	N/A	08/06/24	--	5,438,936.48	5,428,850.56	11/06/21
59	470090450	MF	Bronx	NY	Actual/360	4.120%	19,665.79	5,860.17	0.00	N/A	09/01/24	--	5,543,130.27	5,537,270.10	11/01/21
60	440000403	OF	Fairfield	NJ	Actual/360	4.600%	20,771.84	9,986.82	0.00	N/A	08/01/24	--	5,243,942.16	5,233,955.34	11/01/21
61	310924010	SS	Escondido	CA	Actual/360	4.500%	20,318.50	8,815.91	0.00	N/A	08/11/24	--	5,243,482.89	5,234,666.98	11/11/21
62	416000153	RT	Various	Various	Actual/360	4.570%	20,393.74	7,983.51	0.00	N/A	09/01/24	--	5,182,287.97	5,174,304.46	11/01/21
63	440000393	LO	Kansas City	MO	Actual/360	4.854%	21,462.19	7,574.20	0.00	N/A	07/01/24	--	5,134,700.53	5,127,126.33	11/01/21
64	440000419	LO	Palm Springs	CA	Actual/360	4.723%	18,927.42	8,633.70	0.00	N/A	09/01/24	--	4,653,870.42	4,645,236.72	11/01/20
65	300571160	MU	Pittsburg	PA	Actual/360	4.800%	21,223.36	6,583.90	0.00	N/A	09/06/24	--	5,134,684.66	5,128,100.76	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
66	302480066	MF	Baton Rouge	LA	Actual/360	4.947%	18,646.20	11,882.88	0.00	N/A	06/01/24	--	4,377,128.19	4,365,245.31	11/01/21
68	310922132	RT	Springfield	OH	Actual/360	4.790%	17,243.17	11,649.75	0.00	N/A	08/01/24	--	4,180,443.28	4,168,793.53	11/01/21
69	300571153	RT	Livonia	MI	Actual/360	5.340%	19,799.84	7,183.31	0.00	N/A	09/06/24	--	4,305,873.92	4,298,690.61	11/06/21
70	302480070	RT	Fishers	IN	Actual/360	5.160%	18,847.56	7,391.28	0.00	N/A	07/06/24	--	4,241,761.52	4,234,370.24	11/06/21
71	300571141	SS	Avon	MA	Actual/360	4.880%	17,711.93	7,704.63	0.00	N/A	04/06/24	--	4,214,895.30	4,207,190.67	11/06/21
73	470091110	MF	New York	NY	Actual/360	4.000%	15,844.44	0.00	0.00	N/A	07/01/24	--	4,600,000.00	4,600,000.00	11/01/21
74	300571150	RT	Bolingbrook	IL	Actual/360	4.720%	17,070.61	6,322.22	0.00	N/A	08/06/24	--	4,199,985.14	4,193,662.92	11/06/21
75	440000404	LO	San Diego	CA	Actual/360	4.839%	16,479.22	7,236.92	0.00	N/A	08/01/24	--	3,954,775.71	3,947,538.79	11/01/21
76	300571147	MF	Houston	TX	Actual/360	4.820%	16,227.29	6,201.28	0.00	N/A	05/06/24	--	3,909,667.89	3,903,466.61	11/06/21
77	470090950	MF	New York	NY	Actual/360	4.100%	15,004.86	0.00	0.00	N/A	08/01/24	--	4,250,000.00	4,250,000.00	11/01/21
78	470090420	MF	New York	NY	Actual/360	3.880%	12,075.89	7,686.08	0.00	N/A	09/01/24	--	3,614,333.21	3,606,647.13	11/01/21
79	410923741	RT	Bristol	CT	Actual/360	4.700%	14,863.84	6,918.95	0.00	N/A	07/11/24	--	3,672,603.84	3,665,684.89	11/11/21
80	300571156	RT	Memphis	TN	Actual/360	4.680%	14,494.40	6,720.49	0.00	N/A	09/06/24	--	3,596,625.65	3,589,905.16	11/06/21
82	300571155	RT	Franklin	NC	Actual/360	4.830%	14,643.95	6,415.26	0.00	N/A	09/06/24	--	3,520,886.70	3,514,471.44	11/06/21
83	410923616	MF	Sterling Heights	MI	Actual/360	4.290%	12,819.44	6,951.94	0.00	N/A	08/01/24	--	3,470,183.57	3,463,231.63	11/01/21
84	300571149	RT	San Luis	AZ	Actual/360	4.440%	13,546.91	6,452.37	0.00	N/A	08/06/24	--	3,543,218.87	3,536,766.50	11/06/21
85	410924102	SS	Turlock	CA	Actual/360	4.550%	13,339.24	6,537.52	0.00	N/A	08/11/24	--	3,404,554.84	3,398,017.32	11/11/21
86	440000407	MF	Tucker	GA	Actual/360	4.883%	13,501.54	5,832.29	0.00	N/A	08/01/24	--	3,210,979.34	3,205,147.05	11/01/21
87	410923711	RT	Roswell	GA	Actual/360	4.590%	12,087.73	5,833.91	0.00	N/A	08/11/24	--	3,058,248.26	3,052,414.35	11/11/21
88	470090500	MF	Mamaroneck	NY	Actual/360	3.930%	10,184.47	3,009,447.56	0.00	N/A	08/01/24	--	3,009,447.56	0.00	10/01/21
89	470091490	MF	Cincinnati	OH	Actual/360	4.290%	10,917.86	5,887.81	0.00	N/A	09/01/24	--	2,955,431.61	2,949,543.80	11/01/21
92	410923351	SS	Green Valley	AZ	Actual/360	4.650%	11,016.29	5,226.27	0.00	N/A	07/11/24	--	2,751,205.53	2,745,979.26	11/11/21
93	410923225	MF	Clinton Township	MI	Actual/360	4.750%	10,490.99	7,182.65	0.00	N/A	08/01/24	--	2,564,860.58	2,557,677.93	11/01/21
94	302480094	RT	Greenport	NY	Actual/360	5.130%	11,389.72	5,734.00	0.00	N/A	09/05/24	--	2,578,318.86	2,572,584.86	11/05/21
95	410923563	RT	Katy	TX	Actual/360	4.750%	10,762.08	4,887.34	0.00	N/A	08/11/24	--	2,631,137.01	2,626,249.67	11/11/21
96	810922736	RT	Westland	MI	Actual/360	4.770%	8,623.52	9,501.34	0.00	N/A	08/11/24	--	2,099,456.69	2,089,955.35	11/11/21
97	302480097	SS	Fayetteville	AR	Actual/360	4.710%	9,240.05	4,260.16	0.00	N/A	08/01/24	--	2,278,211.27	2,273,951.11	11/01/21
98	870924158	RT	Lima	OH	Actual/360	4.570%	8,678.35	4,220.69	0.00	N/A	08/11/24	--	2,205,270.09	2,201,049.40	11/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
100	302480100	MH	Little Rock	AR	Actual/360	4.600%	8,568.38	4,119.57	0.00	N/A	08/05/24	--	2,163,125.89	2,159,006.32	11/05/21
102	810921337	IN	Novi	MI	Actual/360	4.810%	8,714.80	3,891.68	0.00	N/A	07/01/24	--	2,104,035.56	2,100,143.88	11/01/21
103	410923226	MF	Sterling Heights	MI	Actual/360	4.750%	8,519.98	3,869.14	0.00	N/A	08/01/24	--	2,082,983.84	2,079,114.70	11/01/21
104	410923839	SS	Sacramento	CA	Actual/360	4.690%	8,297.03	3,876.84	0.00	N/A	07/11/24	--	2,054,425.47	2,050,548.63	11/11/21
105	410924331	MF	Corvallis	OR	Actual/360	4.670%	8,132.14	3,806.78	0.00	N/A	08/11/24	--	2,022,222.67	2,018,415.89	11/11/21
106	300571151	RT	Mansfield	OH	Actual/360	4.950%	8,637.65	3,639.06	0.00	N/A	08/06/24	--	2,026,428.07	2,022,789.01	11/06/21
107	410924739	OF	Studio City	CA	Actual/360	4.240%	6,960.03	3,849.77	0.00	N/A	08/11/24	--	1,906,278.49	1,902,428.72	11/11/21
108	300571142	SS	Southington	CT	Actual/360	4.880%	8,039.95	3,476.93	0.00	N/A	05/06/24	--	1,913,261.52	1,909,784.59	11/06/21
109	300571143	RT	Belleville	IL	Actual/360	4.620%	7,856.92	3,030.07	0.00	N/A	08/06/24	--	1,974,927.97	1,971,897.90	11/06/21
110	440000405	SS	Lakeland	FL	Actual/360	5.252%	8,423.91	3,174.97	0.00	N/A	08/01/24	--	1,862,643.76	1,859,468.79	11/01/21
111	479058100	RT	Marion	SC	Actual/360	4.880%	7,940.38	2,980.80	0.00	N/A	08/01/24	--	1,889,567.02	1,886,586.22	11/01/21
112	302480112	MH	League City	TX	Actual/360	4.540%	6,922.24	3,386.32	0.00	N/A	09/05/24	--	1,770,645.17	1,767,258.85	11/05/21
113	302480113	MH	Liberty	MO	Actual/360	5.150%	7,770.90	3,040.42	0.00	N/A	08/01/24	--	1,752,286.22	1,749,245.80	11/01/21
114	302480114	MH	Rex	GA	Actual/360	5.080%	7,751.10	2,866.64	0.00	N/A	09/05/24	--	1,771,904.73	1,769,038.09	11/05/21
115	302480115	LO	Copley	OH	Actual/360	5.180%	7,106.52	4,200.86	0.00	N/A	09/02/24	--	1,593,191.40	1,588,990.54	11/02/20
116	302480116	MH	Sebring	FL	Actual/360	4.650%	5,956.29	2,809.54	0.00	N/A	08/01/24	--	1,487,522.27	1,484,712.73	11/01/21
117	470090990	MF	Brooklyn	NY	Actual/360	4.000%	5,033.32	3,082.74	0.00	N/A	07/01/24	--	1,461,287.49	1,458,204.75	11/01/21
118	302480118	MH	Kissimmee	FL	Actual/360	4.750%	5,929.83	2,677.35	0.00	N/A	09/01/24	--	1,449,737.86	1,447,060.51	11/01/21
119	302480119	MH	Sebring	FL	Actual/360	4.660%	5,503.44	2,240.10	0.00	N/A	08/01/24	--	1,371,477.70	1,369,237.60	11/01/21
120	302480120	MH	Brigham City	UT	Actual/360	5.180%	5,935.13	2,283.01	0.00	N/A	09/01/24	--	1,330,580.51	1,328,297.50	11/01/21
121	470091250	MF	New Rochelle	NY	Actual/360	4.000%	4,450.35	2,710.88	0.00	N/A	08/01/24	--	1,292,037.87	1,289,326.99	11/01/21
123	470090720	MF	Bronx	NY	Actual/360	4.100%	4,942.78	0.00	0.00	N/A	07/01/24	--	1,400,000.00	1,400,000.00	11/01/21
124	470090930	MF	New York	NY	Actual/360	4.000%	4,305.56	0.00	0.00	N/A	08/01/24	--	1,250,000.00	1,250,000.00	11/01/21
125	302480125	SS	Bonita Springs	FL	Actual/360	5.260%	5,022.75	1,887.54	0.00	N/A	08/01/24	--	1,108,909.80	1,107,022.26	11/01/21
126	470090830	MF	New York	NY	Actual/360	4.000%	3,700.97	2,266.72	0.00	N/A	07/01/24	--	1,074,476.25	1,072,209.53	11/01/21
128	470090400	MF	New York	NY	Actual/360	4.100%	3,642.87	2,155.51	0.00	N/A	06/01/24	--	1,031,813.13	1,029,657.62	11/01/21
129	470088610	MF	New York	NY	Actual/360	4.350%	2,923.27	1,557.04	0.00	N/A	07/01/24	--	780,404.99	778,847.95	11/01/21
Totals							4,780,447.11	4,640,013.69	0.00				1,235,372,359.30	1,230,732,345.69
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	35,398,983.02	18,541,759.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	29,062,313.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	12,107,553.00	7,487,005.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	327,999.01	1,114,914.01	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,786,827.01	2,025,003.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,027,218.56	2,547,406.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	653.76	0.00
7	7,182,818.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,635,257.07	1,702,797.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,892,691.74	2,452,140.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,370,010.18	520,759.36	01/01/21	06/30/21	04/12/21	16,299,914.18	3,960,854.68	99,629.86	5,563,886.33	0.00	0.00
12	3,017,356.62	1,794,872.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	(334,338.72)	1,185,428.42	07/01/20	06/30/21	--	0.00	0.00	140,193.96	140,193.96	0.00	0.00
14	3,315,944.66	1,657,972.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,164,510.00	1,370,540.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,784,953.51	1,401,005.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,787,318.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,797,699.35	895,173.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,205,015.00	996,645.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,814,416.00	911,143.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,367,389.36	1,181,819.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	(421,168.28)	323,411.08	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,388,060.93	1,122,124.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	2,018,342.09	1,034,341.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,563,752.35	1,970,950.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,659,382.30	828,058.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	1,014,377.32	859,553.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	338,241.17	644,784.44	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,053,972.79	1,001,232.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	588,479.12	305,414.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	285,234.82	703,012.66	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	822,457.78	463,970.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,178,884.29	674,381.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,417,690.60	1,158,678.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(166,148.81)	(144,797.25)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	409,057.03	495,504.43	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	514,493.00	0.00	--	--	04/12/21	0.00	26,664.86	36,494.05	36,494.05	20,202.71	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	372,125.00	352,155.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	357,973.83	812,426.30	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	710,787.96	460,050.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	795,701.00	784,245.00	10/01/18	09/30/19	04/12/21	0.00	0.00	40,412.57	687,450.03	0.00	0.00
56	997,835.00	0.00	--	--	04/12/21	0.00	0.00	34,531.77	691,084.50	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	623,032.00	470,936.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	362,219.00	414,494.00	04/01/19	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
60	563,067.44	503,927.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	950,095.20	527,020.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	536,608.00	268,304.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	(434,240.54)	197,188.25	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1,283,880.00	1,217,797.00	10/01/18	09/30/19	08/11/21	1,172,317.89	18,837.49	22,712.27	310,942.42	7,194.95	0.00
65	742,584.54	560,049.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
68	512,154.60	248,337.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	499,179.95	283,360.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	540,680.00	544,221.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	326,730.00	251,837.00	02/01/19	01/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	424,904.54	141,988.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	31,173.30	(220,559.42)	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	1,032.61	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	502,386.00	379,606.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
78	305,580.00	114,754.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
79	543,874.21	381,395.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	431,709.32	370,496.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	405,269.38	363,599.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	1,151,975.20	845,606.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	520,432.21	415,979.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	440,320.47	337,513.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
86	628,884.13	313,367.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	11,402.62	0.00
87	0.00	352,242.59	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
88	209,606.00	348,549.00	02/28/20	02/27/21	--	0.00	0.00	0.00	0.00	0.00	0.00
89	243,010.00	457,544.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
92	528,651.05	428,610.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
93	471,217.17	426,564.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
94	523,713.99	422,887.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
95	200,672.92	106,997.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
96	347,592.10	176,149.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
97	452,600.90	376,528.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
98	347,686.00	177,500.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
100	332,918.06	176,610.51	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
102	734,658.00	193,598.69	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
103	328,472.57	167,089.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
104	658,258.52	353,541.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
105	318,526.00	186,324.00	01/01/18	06/30/18	--	0.00	0.00	0.00	0.00	0.00	0.00
106	257,965.62	211,760.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
107	401,161.09	311,472.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
108	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
109	214,596.41	184,682.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
110	336,283.70	308,255.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
111	253,645.00	252,008.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
112	326,806.49	175,975.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
113	208,844.08	122,925.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
114	363,247.79	259,858.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	710.82	0.00
115	(9,492.00)	(12,456.00)	04/01/19	03/31/20	07/12/21	150,170.29	28,439.20	9,499.54	114,177.44	0.00	0.00
116	163,015.61	148,783.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
117	154,530.00	132,694.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
118	191,676.27	204,410.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
119	144,210.28	161,797.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
120	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
121	69,846.00	120,795.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
123	71,588.00	60,566.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
124	(69,546.00)	183,205.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
125	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
126	96,984.00	100,026.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
128	65,905.00	90,691.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
129	66,728.00	99,042.00	12/31/18	12/30/19	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	159,509,544.31	78,034,332.56				17,622,402.36	4,034,796.23	383,474.02	7,544,228.73	41,197.47	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
88	470090500	3,003,063.43	Payoff w/ yield maintenance	0.00	246,887.64
Totals		3,003,063.43		0.00	246,887.64
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	4	17,126,780.33	1	5,751,990.35	1	22,412,436.60	0	0.00	0	0.00	1	3,003,063.43	4.494997%	4.451115%	33
10/18/21	0	0.00	0	0.00	4	17,169,253.42	1	5,767,447.93	1	22,486,499.60	0	0.00	0	0.00	0	0.00	4.493776%	4.449777%	34
09/17/21	0	0.00	0	0.00	4	17,213,855.21	1	5,783,646.39	1	22,563,371.04	0	0.00	0	0.00	0	0.00	4.493940%	4.449927%	35
08/17/21	0	0.00	0	0.00	5	39,892,751.88	1	5,798,966.91	2	22,636,785.68	0	0.00	0	0.00	2	7,221,390.56	4.494575%	4.450500%	35
07/16/21	0	0.00	0	0.00	6	48,016,415.05	1	5,814,221.09	2	30,718,512.99	0	0.00	0	0.00	0	0.00	4.495855%	4.450318%	36
06/17/21	0	0.00	0	0.00	6	48,152,369.18	1	5,830,223.54	2	30,810,383.12	0	0.00	0	0.00	0	0.00	4.496015%	4.450464%	37
05/17/21	0	0.00	0	0.00	6	48,281,256.71	1	5,845,342.39	2	30,897,692.50	0	0.00	0	0.00	0	0.00	4.497858%	4.452467%	38
04/16/21	0	0.00	0	0.00	6	48,416,132.30	1	5,861,214.42	2	30,988,828.86	0	0.00	0	0.00	1	4,198,528.68	4.495962%	4.450760%	39
03/17/21	0	0.00	0	0.00	6	48,543,910.04	1	5,876,199.09	2	31,075,383.23	0	0.00	0	0.00	0	0.00	4.496615%	4.451587%	39
02/18/21	1	5,996,018.03	1	8,089,885.85	7	55,516,216.85	1	5,893,588.35	2	31,174,236.55	0	0.00	0	0.00	0	0.00	4.496786%	4.451744%	40
01/15/21	3	26,305,419.52	0	0.00	7	55,652,082.26	1	5,908,432.84	2	31,260,006.68	0	0.00	0	0.00	1	1,314,293.57	4.496925%	4.451871%	41
12/17/20	1	8,114,174.67	0	0.00	7	55,787,377.99	1	5,923,213.06	2	31,345,413.86	0	0.00	0	0.00	0	0.00	4.496562%	4.452372%	42
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 22 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	302480011	06/01/17	52	5	99,629.86	5,563,886.33	551,487.95	26,165,855.82	02/15/16	7			09/27/17
13	310925007	10/11/21	0	A	140,193.96	140,193.96	0.00	23,882,288.59
50	300571152	10/06/21	0	B	36,494.05	36,494.05	20,202.71	6,744,696.45	11/23/20	9
55	302480055	06/01/20	16	6	40,412.57	687,450.03	105,237.11	6,013,034.54	04/10/20	2		03/12/18
56	302480056	03/01/20	19	6	34,531.77	691,084.50	101,948.90	5,420,269.01	04/09/20	1
64	440000419	11/01/20	11	6	22,712.27	310,942.42	24,273.50	4,750,797.77	04/15/20	9
115	302480115	11/02/20	11	6	9,499.54	114,177.44	97,274.49	1,639,781.99	06/22/20	2
Totals					383,474.02	7,544,228.73	900,424.66	74,616,724.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 23 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		22,412,437	0	0		22,412,437
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		1,086,129,005	1,069,002,225	11,374,790		5,751,990
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		122,190,904	122,190,904	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	1,230,732,346	1,191,193,129	0	0	11,374,790	28,164,427
Oct-21	1,235,372,359	1,195,716,606	0	0	11,401,805	28,253,948
Sep-21	1,237,127,931	1,197,350,705	0	0	11,430,209	28,347,017
Aug-21	1,241,527,207	1,201,634,455	0	0	11,456,999	28,435,753
Jul-21	1,253,266,622	1,205,250,207	0	0	11,483,681	36,532,734
Jun-21	1,255,030,336	1,206,877,967	0	0	11,511,763	36,640,607
May-21	1,267,744,887	1,219,463,631	0	0	11,538,222	36,743,035
Apr-21	1,282,818,995	1,234,402,862	0	0	11,566,089	36,850,043
Mar-21	1,296,867,920	1,248,324,010	0	0	17,468,527	31,075,383
Feb-21	1,298,937,454	1,229,335,333	5,996,018	8,089,886	24,341,980	31,174,237
Jan-21	1,300,600,169	1,218,642,667	26,305,420	0	24,392,076	31,260,007
Dec-20	1,303,573,234	1,239,671,682	8,114,175	0	24,441,964	31,345,414
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 24 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	302480011	22,412,436.60	26,165,855.82	17,300,000.00	02/02/21	510,449.36	0.49730	06/30/21	09/01/21	189
50	300571152	6,735,093.13	6,744,696.45	12,300,000.00	02/15/21	471,169.00	1.07240	12/31/19	08/06/24	273
55	302480055	5,751,990.35	6,013,034.54	10,000,000.00	10/01/21	689,567.00	1.41750	09/30/19	09/01/24	213
56	302480056	5,140,562.72	5,420,269.01	8,500,000.00	10/19/21	908,270.00	2.18470	12/31/19	09/01/24	273
64	440000419	4,645,236.72	4,750,797.77	11,300,000.00	07/03/20	1,090,181.00	3.29620	09/30/19	09/01/24	273
115	302480115	1,588,990.54	1,639,781.99	2,400,000.00	10/21/21	(44,326.00)	(0.32660)	03/31/20	09/02/24	213
Totals		46,274,310.06	50,734,435.58	61,800,000.00		3,625,310.36

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 25 of 31

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
11	302480011	MF	ND	02/15/16	7

The subject property is a 234-unit multifamily property located in Dickinson, ND, which is within the Bakken shale formation area. As of September 2021, the property is 96.2% occupied with average effective rents of $.83/SF or $822/month. A revenue management system has been put into place in order to maximize revenue and manage occupancy. Given recent events including COVID and oil price declines, the PM has been instructed to be conservative on rent renewal rates and to work with residents who cannot afford rent increases. Occupancy among the property comps is currently 85% with rents comparable to the subject. The submarket is highly sensitive to demand for oil service labor and the current high price of oil has not translated into increased drilling, while occupancy and rents have continued to stagnate. The property was inspected in August 2021 and found to be in good condition, with no deferred maintenance issues noted. A number of revenue enhancing and cost savings initiatives have been put in place to drive NOI in 2021, but the combination of COVID related issues and the drop in oil prices is hurting rents and occupancy at the property. The Trust took title via foreclosure sale on 9/27/17. Delinquency for August closed at 2.2%.

50	300571152	RT	WA	11/23/20	9
COVID - The 47,062 SF retail property was built in 2003 and is located in Kent, WA. Inspection dated 12/28/20 stated the property is in good condition and noted cracks on asphalt,

incorrectly set stop signs, and pot holes as deferred maintenance. The property is anchored by a Planet Fitness and is 94.1% occupied, as of June 2021. Borrower has executed a reinstatement agreement and made payments to bring the loan current with a partial waiver of fees. The Borrower has made at least 3 timely payments and is now pending documentation to be returned as performing.

55	302480055	LO	TX	04/10/20	2
COVID - The 90 unit lodging property was built in 2009 and is located in Dallas, TX. The property was inspected on 4/21/21 and found to be in good overall condition with no deferred maintenance. TTM September 2021 states 53.9% occupancy, $90.62 ADR, and $48.81 RevPAR (compared to $36.55 TTM 2020 and $63.10 TTM 2019). RevPAR Index of 73.6 compares to 65.1 in 2020 and 91.9 in 2019. The borrower has

Requested forbearance relief and came to an agreement with the SpecialServicer on loan modification terms. However, the borrower was unable to follow through with those terms and has not presented another viable workout proposal.

Receiver was appointed 7/2021 and is in the process of managing the property.

56	302480056	LO	PA	04/09/20	1

COVID - The property is a 65 room hotel, built in 2009 and located in Lock Haven, PA. The property was inspected on 5/4/21 and found to be in good overall condition with no deferred maintenance. The property was 83.7% occupied for the month of August 2021. TTM August 2021 states 59.1% occupancy, $112.78 ADR, and $66.68 RevPAR (compared to $65.81 TTM 2020 and $84.96 TTM 2019). The borrower requested forbearance relief through a modification and came to an agreement with the special servicer on terms. However, the borrower was unable to follow through with those terms and has submitted a revised workout proposal. The modification terms are in the process of being documented.

64	440000419	LO	CA	04/15/20	9
COVID - The 28 unit lodging property was built in 1926 and is located in Palm Springs, CA. Forbarance agreement was executed effective 7/23/2020. Terms of the Forbearance will include: Forbear the exercise of remedies for the periods of June 1, 2020 - October 1, 2020; Payback of any deferred payments during the Forbearance period to begin starting on the March 1, 2021 statement period spread across twelve e qual monthly installments ending February 1, 2022; Borrower to fund operating shortfalls up to and including insurance and tax if amounts in escrow are insufficient for payment in full. The loan is expected to be returned to the master servicer as performing by year-end 2021.

115	302480115	LO	OH	06/22/20	2
COVID - The subject is a 51-room limited-service hotel located in Copley, OH. The property was most recently inspected on 6/23/2021 and found to be in good condition at that time. TTM August

2021 (most recent data available) states 46.3% Occupancy, $88.13 ADR, and $40.83 RevPAR (compared to $32.97 TTM 2020 and $41.83 TTM 2019). RevPAR Index of 141.0 compares to 119.5 in 2020 and 100.7 in 2019. As of August 2021,

the trailing three-month RevPAR Index is up slightly year-over-year, from 136.3 in 2020 to 136.7 in 2021. PNA remains unsigned. The property remains under control of the court appointed Receiver, Janus Hotels and Resorts. Foreclosure continues to be pursued.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
26	310921529	12,352,340.32	4.46000%	12,352,340.32	4.46000%	10	05/31/20	06/11/20	07/13/20
43	416000149	7,702,985.03	4.84000%	7,702,985.03	4.84000%	10	06/02/20	06/01/20	06/11/20
50	300571152	6,900,911.97	4.65000%	6,900,911.97	4.65000%	10	05/05/20	05/06/20	07/13/20
53	416000151	6,053,078.28	4.91000%	6,053,078.28	4.91000%	10	07/06/20	08/01/20	08/11/20
55	302480055	6,013,034.54	5.05000%	6,013,034.54	5.05000%	8	08/15/18	08/15/18	--
68	310922132	4,343,006.49	4.79000%	4,343,006.49	4.79000%	10	07/17/20	05/01/20	09/11/20
75	440000404	0.00	4.83900%	0.00	4.83900%	10	06/25/20	05/06/20	08/11/20
Totals		43,365,356.63		43,365,356.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	416000156 10/18/19	15,026,413.25	7,200,000.00	3,962,782.63	2,532,734.19	3,811,673.24	1,278,939.05	13,747,474.20	0.00	270,922.15	13,476,552.05	83.39%
37	302480037 08/17/21	8,008,628.03	7,700,000.00	7,601,803.29	2,166,730.52	7,300,153.34	5,133,422.82	2,875,205.21	0.00	0.00	2,875,205.21	31.59%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		23,035,041.28	14,900,000.00	11,564,585.92	4,699,464.71	11,111,826.58	6,412,361.87	16,622,679.41	0.00	270,922.15	16,351,757.26

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	416000156	12/17/20	0.00	0.00	13,476,552.05	0.00	0.00	(103,621.43)	0.00	0.00	13,374,985.60
		12/17/19	0.00	0.00	13,580,173.48	0.00	0.00	(167,300.72)	0.00	0.00
		10/18/19	0.00	0.00	13,747,474.20	0.00	0.00	13,747,474.20	0.00	(101,566.45)
37	302480037	08/17/21	0.00	0.00	2,875,205.21	0.00	0.00	2,875,205.21	0.00	0.00	2,875,205.21
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	16,351,757.26	0.00	0.00	16,351,757.26	0.00	(101,566.45)	16,250,190.81

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	4,840.84	0.00	0.00	70,180.19	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	0.00	0.00	414.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	1,451.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	1,241.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	1,109.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	1,001.87	0.00	0.00	4,747.66	0.00	0.00	0.00	0.00	0.00	0.00
115	0.00	0.00	1,000.00	0.00	0.00	1,773.20	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,645.99	0.00	414.10	76,701.05	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		87,761.14

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31